Shareholders' Equity (Details) - USD ($)	1 Months Ended									3 Months Ended		12 Months Ended
	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	May. 31, 2014	Apr. 30, 2014	Mar. 31, 2014	Jan. 31, 2014	Nov. 30, 2013	Oct. 31, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Shareholders' Equity (Textual)
Preferred stock, shares authorized										350,000		350,000	350,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Issuance of common stock pursuant to Lincoln Park equity line, Shares												230,743
Acquired in-process research and development												$ 4,000,000
Value of shares issued										$ 246,525		470,475	$ 528,051
Additional warrant expenses and charges												4,775	4,775
Warrant issuance expenses representing estimated fair value of services performed												3,436,195	3,654,770
Proceeds from Issuance of Common Stock										$ 246,525	$ 158,250	470,475	$ 528,051
Net proceeds received from public offering												$ 1,937,894
Lincoln Park Capital Fund, Llc [Member]
Shareholders' Equity (Textual)
Value of shares issued								$ 10,600,000
Period for Fusion Capital to purchase common stock								In November 2013, the Company entered into a common stock purchase agreement with Lincoln Park Capital Fund, LLC ("Lincoln Park"). The Lincoln Park equity facility allows the Company to require Lincoln Park to purchase up to 75,000 shares ("Regular Purchase") of the Company's common stock every two business days, up to an aggregate of $10.6 million over approximately a 36-month period depending on certain conditions, including the quoted market price of the Company's common stock on such date.
Number of shares issued as commitment fee								100,000
Maximum additional commitment shares upon relative proportion of purchases compared to the total commitment								122,070
Value of shares under agreement consist of commitment fee on equity line value draws								$ 750,000
Closeing price of common shares								$ 2.50
Description Of Purchase Agreement								In addition to the Regular Purchase and provided that the closing price of the common shares is not below $1.50 on the purchase date, the Company in its sole discretion may direct Lincoln Park on each purchase date to purchase on the next stock trading day ("Accelerate Purchase Date") additional shares of Company stock up to the lesser of (i) two times the number of shares purchased following a Regular Purchase or (ii) 30% of the trading volume of shares traded on the Accelerated Purchase Date as a price equal to the lesser of the closing sale price on the Accelerated Purchase Date or 95% of the Accelerated Purchase Date's volume weighted average price.
Proceed from common stock agreement gross								$ 10,000,000
Warrant [Member]
Shareholders' Equity (Textual)
Number of common stock issued for stock warrants exercised												(586,081)	(107,143)
Common stock issued in Unit offering, Shares												1,169,318	5,416,581
Warrant [Member] | Consultant [Member]
Shareholders' Equity (Textual)
Common stock issued in consideration for services performed, Shares													5,000
Common Stock [Member]
Shareholders' Equity (Textual)
Issuance of common stock from cashless exercise of warrants,shares		65,115										143,004
Number of common stock issued for stock warrants exercised		336,081							107,143			36,672
Issuance of common stock pursuant to Lincoln Park equity line, Shares			76,904		76,907	76,932				153,010		230,743	383,370
Issuance of common stock from collaboration agreement, Shares				43,067								43,067	1,034,483
Issuance of common stock upon the exercise of vested stock options			7,500	29,172
Acquired in-process research and development	$ 1,849,113
Common stock issued in Unit offering, Shares												1,886,530	6,773,995
Common stock issued in consideration for services performed, Shares										66,000		121,000	55,104
Common stock issued for stock options exercised													103,439
Value of shares issued										$ 153		$ 231	$ 383
Proceeds from Issuance of Common Stock													528,051
Proceed from common stock agreement gross													$ 600,000
Issuance of common stock from exercises of warrants, shares										1,183,786			210,582
Common Stock [Member] | Lincoln Park Capital Fund, Llc [Member]
Shareholders' Equity (Textual)
Issuance of common stock pursuant to Lincoln Park equity line, Shares								383,370
Common Stock [Member] | Warrant [Member]
Shareholders' Equity (Textual)
Issuance of common stock from cashless exercise of warrants,shares							77,889
Number of common stock issued for stock warrants exercised							250,000